Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 3,611	$ 3,900	$ 3,505
Reduction of cost and accumulated depreciation	$ 868	$ 861	$ 298